Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information [Abstract]
Entity Registrant Name	SUNCOR ENERGY INC
Entity Central Index Key	0000311337
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,640,983,359
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY